Leases	6 Months Ended
Dec. 31, 2025
Disclosure Text Block [Abstract]
Leases

10. Leases

Operating lease as lessee

The Group signed a land lease agreement in Finland for a period from December 3, 2025 to December 2, 2055, and measured and recorded the right-of-use asset and operating lease at the lease commencement date.

Under a special pricing arrangement, based on a leased area of 101,071 square meters and a price of €2.46 per square meter after adjustment for the cost of living index (2,342 points as of September 2025), the land parcel has a redemption price of €248,728. The annual rent is 7.50% of the redemption price, giving a current base annual rent of €18,655.

The subsequent rent is calculated based on the base annual rent and is linked to the official Cost of Living Index published by Statistics Finland (October 1951 = 100). If the index increases or decreases relative to the base index of 2,342 points (the figure for September 2025), the annual rent shall be adjusted by the same proportion. The adjustment shall be made annually using the average index of the preceding year. Should this index cease to be published, an appropriate substitute index series shall be adopted.

Lease liabilities consist of the following:

	As of December 31,	As of June 30,
	2025	2025
	US$	US$

Lease liabilities-Current	5,729	-
Lease liabilities-Non Current	259,256	-
Total lease liabilities	264,985	-

	As of December 31,	As of June 30,
	2025	2025
	US$	US$
Weighted discount rate for the operating lease	4.25%	-
Weighted average remaining lease term	29.94	-

The following is a schedule of future minimum payments under the Company’s operating leases (excluding short-term leases) as of December 31, 2025:

Amount
US$
2026	17,158
2027	15,896
2028	15,896
2029	15,896
2030	15,896

Thereafter	396,124
Total lease payments	476,866

Less: imputed interest	(211,881)
Total lease liabilities, net of interest	264,985